Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Golar LNG Partners LP
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	23,127,254
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS [Abstract]
Total operating revenues	$ 51,483	$ 50,882	$ 102,271	$ 100,551
Vessel operating expenses	7,488	8,719	16,639	17,346
Voyage expenses	398	115	434	161
Administrative expenses	1,694	1,227	2,716	3,003
Depreciation and amortization	8,884	8,954	17,681	17,750
Total operating expenses	18,464	19,015	37,470	38,260
Operating income	33,019	31,867	64,801	62,291
Financial income (expense)
Interest income	456	287	925	650
Interest expense	(8,220)	(4,052)	(16,467)	(8,153)
Other financial items	(2,507)	(7,181)	(4,140)	(7,225)
Net financial expenses	(10,271)	(10,946)	(19,682)	(14,728)
Income before income taxes and non-controlling interest	22,748	20,921	45,119	47,563
Taxes	(415)	(179)	(860)	(596)
Net income	22,333	20,742	44,259	46,967
Net income attributable to non-controlling interest	(2,504)	(2,506)	(4,975)	(4,884)
Net income attributable to Golar LNG Partners LP Owners	19,829	18,236	39,284	42,083
Dropdown Predecessor net income	0	5,115	0	9,882
General Partner's interest in net income	397	262	786	645
Limited Partners' interest in net income	$ 19,432	$ 12,859	$ 38,498	$ 31,556
Earnings per unit (See note 11):
Common unit (basic and diluted) (in dollars per unit)	$ 0.55	$ 0.39	$ 1.06	$ 0.81
Subordinated unit (basic and diluted) (in dollars per unit)	$ 0.42	$ 0.25	$ 0.87	$ 0.81
General partner unit (basic and diluted) (in dollars per unit)	$ 0.5	$ 0.33	$ 0.99	$ 0.81
Cash distributions declared and paid per unit (in dollars per unit)	$ 0.43	$ 0	$ 0.86	$ 0

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 22,333	$ 20,742	$ 44,259	$ 46,967
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	(557)	(488)	(22)	496
Other comprehensive (loss) income	(557)	(488)	(22)	496
Comprehensive income	21,776	20,254	44,237	47,463
Comprehensive income attributable to:
Partners' capital/ Owner's equity in Golar LNG Partners LP	19,272	17,748	39,262	42,579
Non-controlling interest	$ 2,504	$ 2,506	$ 4,975	$ 4,884

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 47,081	$ 45,962
Restricted cash and short-term investments	25,250	24,512
Other current assets	3,349	3,065
Amounts due from related parties	1,631	3,076
Total Current Assets	77,311	76,615
Non-current
Restricted cash	141,804	140,262
Vessels and vessels under capital leases, net	835,103	853,055
Other long term assets	5,245	5,563
Total Assets	1,059,463	1,075,495
Current
Current portion of long-term debt	57,236	49,906
Current portion of obligations under capital leases	3,420	3,240
Other current liabilities	74,045	75,414
Amounts due to related parties	239	0
Total Current Liabilities	134,940	128,560
Non-current
Long-term debt	318,711	350,668
Long-term debt due to related parties	222,310	222,310
Obligations under capital leases	265,948	264,840
Other long-term liabilities	18,844	19,153
Total Liabilities	960,753	985,531
Partners' capital:
Common unitholders	33,058	30,163
Subordinated unitholders	2,365	369
General partner interest	1,638	1,537
Total Partners' capital	37,061	32,069
Accumulated other comprehensive income	(5,061)	(5,039)
Total equity before non-controlling interest	32,000	27,030
Non-controlling interest	66,710	62,934
Total equity	98,710	89,964
Total liabilities and equity	$ 1,059,463	$ 1,075,495

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 44,259	$ 46,967
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,681	17,750
Amortization of deferred tax benefit on intragroup transfers	0	(270)
Amortization of deferred charges	437	428
Trade accounts receivable	131	663
Inventories	37	18
Prepaid expenses, accrued income and other assets	(571)	(557)
Amounts due from/to related parties	1,684	20,114
Trade accounts payable	314	(321)
Accrued expenses	1,511	(3,084)
Unrealized foreign exchange losses	1,413	4,738
Interest element included in obligations under capital leases	148	376
Other current liabilities	(3,213)	(5,998)
Net cash provided by operating activities	63,831	80,824
Investing activities
Additions to vessels and equipment	(40)	(713)
Restricted cash and short term investments	(799)	(499)
Net cash used in investing activities	(839)	(1,212)
Financing activities
Repayments of obligations under capital lease	(1,755)	(1,797)
Repayments of long-term debt	(24,627)	(23,399)
Non controlling interest dividend	(1,199)	(1,000)
Cash distributions paid	(34,292)	0
Repayment of owners' funding	0	(28,597)
Financing costs paid	0	(856)
Net cash used in financing activities	(61,873)	(55,649)
Net increase in cash and cash equivalents	1,119	23,963
Cash and cash equivalents at beginning of period	45,962	44,100
Cash and cash equivalents at end of period	$ 47,081	$ 68,063

UNAUDITED CONDENDSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/ OWNERS' EQUITY (USD $) In Thousands, unless otherwise specified	Dropdown Predecessor Equity [Member]	Owners' Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Before Non-controlling interest [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 63,202	$ 156,588	$ 0	$ 0	$ 0	$ 0	$ 219,790	$ 55,470	$ 275,260
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	4,767	20,741					25,508	2,709	28,217
Other comprehensive gain		984					984		984
Movement in invested equity	(15,273)	(13,999)					(29,272)		(29,272)
Non-controlling interest dividends								(1,000)	(1,000)
Balance at Apr. 12, 2011	52,696	164,314	0	0	0	0	217,010	57,179	274,189
Increase (Decrease) in Partners' Capital [Roll Forward]
Elimination of equity not transferred to the Partnership (note 2)		14,856					14,856		14,856
Allocation of partnership capital to unit holders		(179,170)	180,475		3,683	(4,988)
Net income	5,115		7,730	3,502	228		16,575	2,175	18,750
Other comprehensive gain/loss						(488)	(488)		(488)
Movement in invested equity	675						675		675
Balance at Jun. 30, 2011	58,486	0	188,205	3,502	3,911	(5,476)	248,628	59,354	307,982
Balance at Dec. 31, 2011	0	0	30,163	369	1,537	(5,039)	27,030	62,934	89,964
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income			22,784	15,714	786		39,284	4,975	44,259
Other comprehensive gain/loss						(22)	(22)		(22)
Cash distributions			(19,889)	(13,718)	(685)		(34,292)		(34,292)
Non-controlling interest dividends								(1,199)	(1,199)
Balance at Jun. 30, 2012	$ 0	$ 0	$ 33,058	$ 2,365	$ 1,638	$ (5,061)	$ 32,000	$ 66,710	$ 98,710

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL

1.                                      GENERAL

Golar LNG Partners LP (the "Partnership") was formed as an indirect wholly-owned subsidiary of Golar LNG Limited ("Golar") in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly-owned and partially owned subsidiaries of Golar.

In November 2008, Golar transferred to the Partnership interests in certain of its wholly-owned and partially owned subsidiaries that owned a 60% interest in a liquefied natural gas ("LNG") carrier, the Golar Mazo, and which leased the LNG carrier, the Methane Princess, and the floating storage and regasification unit ("FSRU"), the Golar Spirit.  During April 2011, Golar contributed to the Partnership the shares of a subsidiary which leased the FSRU, the Golar Winter.

During April 2011, the Partnership completed its initial public offering ("IPO").  In connection with the IPO, (i) the Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership; (ii) the Partnership issued to Golar GP LLC, a wholly-owned subsidiary of Golar and the general partner of the Partnership (the "General Partner"), a 2% general partner interest in the Partnership and 81% of the Partnership's incentive distribution rights ("IDRs"); (iii) the Partnership issued to Golar LNG Energy Limited, a subsidiary of Golar ("Golar Energy"), 19% of the IDRs; (iv) Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million, all as further described in Note 3.

The transfers and contributions of the subsidiaries holding interests in the Golar Mazo, the Methane Princess and the Golar Spirit in November 2008, and the Golar Winter in April 2011 from Golar to the Partnership are deemed to be a reorganization of entities under common control. As a result, these transactions have been recorded by the Partnership at Golar's historical book values. Accordingly, prior to April 13, 2011 (the closing date of the IPO), Golar LNG Partners LP and its subsidiaries that have interests in four vessels, the Golar Mazo, the Methane Princess, the Golar Spirit and the Golar Winter ("Initial Fleet"), are collectively referred to as the "Combined Entity" and the related interests are collectively referred to as "Owners' Equity."

During October 2011, the Partnership acquired from Golar interests in subsidiaries that own and operate the Golar Freeze FSRU. This transaction is also deemed to be a reorganization of entities under common control. As a result the Partnership's balance sheets, statements of operations, statements of comprehensive income, cash flows, and changes in partners' capital/ owners' equity have been retroactively adjusted to include the Golar Freeze, herein referred to as the "Dropdown Predecessor," as if the Partnership had acquired the Golar Freeze when the vessel began operations under the ownership of Golar. The excess of the consideration paid by the Partnership over Golar's historical costs is accounted for as an equity distribution to Golar.

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES

2.                                      ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated and combined carve-out interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. These condensed consolidated and combined carve-out interim financial statements should be read in conjunction with the Partnership's audited consolidated and combined carve-out financial statements for the year ended December 31, 2011.

The condensed consolidated and combined carve-out financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor (Golar Freeze).  Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers.  These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Administrative expenses	—	411	—	1,783
Pension costs	—	46	—	330
Net financial expenses (income)	—	520	—	584
	—	977	—	2,697

The above table includes allocated costs representing the period prior to the Partnership becoming a publicly listed entity or the acquisition date in respect of the Dropdown Predecessor.

Included in the Combined Entity's equity prior to April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out, since they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and, therefore, have been eliminated from the Partnership's opening equity position as of April 13, 2011. Details of the net liabilities eliminated are as follows:

(in thousands of $)
Balance Sheet captions:
Other non-current assets	12,007
Other long-term liabilities	(26,863)
14,856

Management has deemed the related allocations reasonable to present the financial position, results of operations, and cash flows of the Combined Entity and Dropdown Predecessor on a stand-alone basis. In the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly in all material respects, the Partnership's condensed consolidated and combined carve-out interim financial statements for the six month period ended June 30, 2011. However, the financial position, results of operations and cash flows of the Combined Entity and Dropdown Predecessor as presented may differ from those that would have been achieved had the Partnership operated autonomously for all periods presented as the Partnership would have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity. Accordingly, the comparative historical condensed consolidated and combined carve-out interim financial statements for the three and six month period ended June 30, 2011 do not purport to be indicative of the future financial position, results of operations or cash flows of the Partnership.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated and combined interim financial statements are consistent with those followed in the preparation of the Partnership's audited consolidated and combined carve-out financial statements for the year ended December 31, 2011.

FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING	6 Months Ended
Jun. 30, 2012
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING [Abstract]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

3.                                      FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

During April 2011, the following transactions in connection with the transfer of the interests in the Golar Winter and the subsequent IPO occurred:

Capital contribution

(i)                                   Golar contributed to the Partnership its 100% interest in the subsidiary which leases the Golar Winter. This has been accounted for as a capital contribution by Golar to the Partnership.

Recapitalization of the Partnership

(ii)                                The Partnership issued to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in the Partnership, in exchange for Golar's existing 98% limited partner interest in the Partnership;

(iii)                             The Partnership issued 797,492 general partner units to the General Partner, representing a 2% general partner interest in the Partnership, and 81% of the IDRs. The remaining 19% of the IDRs were issued to Golar Energy. The IDRs entitle the holder to increasing percentages of the cash the Partnership distributes in excess of $0.4428 per unit per quarter; and

Initial Public Offering

(iv)                            In the IPO, Golar sold 13.8 million common units (including 1.8 million common units sold pursuant to the exercise of the overallotment option granted to the underwriters) of the Partnership to the public at a price of $22.50 per unit, raising gross proceeds of $310.5 million. Expenses relating to the IPO were borne by Golar.

Agreements

In connection with the IPO, the Partnership entered into several agreements, including:

·                                          A management and administrative services agreement with Golar Management Limited, a subsidiary of Golar ("Golar Management"), pursuant to which Golar Management agreed to provide certain management and administrative services to the Partnership;

·                                          A $20.0 million revolving credit agreement with Golar; and

·                                        An Omnibus Agreement with Golar, the General Partner and others governing, among other things:

·                  To what extent the Partnership, Golar may compete with each other;

·                  The Partnership's option to purchase an LNG carrier, the NR Satu (formerly the Khannur), from Golar upon completion of its FSRU retrofitting and acceptance by its charterer and upon reaching an agreement with Golar regarding its purchase price;

·                  Certain rights of first offer on certain FSRUs and LNG carriers operating under charters for five or more years; and

·                  The provision of certain indemnities to the Partnership by Golar.

In October 2011, the Partnership exercised its option under the Omnibus Agreement to purchase an FSRU, the Golar Freeze, from Golar.

RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

4.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In May 2011, the FASB amended existing guidance to achieve consistent fair value measurements and to clarify certain disclosure requirements for fair value measurements. The new guidance includes clarification about when the concept of highest and best use is applicable to fair value measurements, requires quantitative disclosures about inputs used and qualitative disclosures about the sensitivity of fair value measurements using unobservable inputs (Level 3 in the fair value hierarchy), and requires the classification of all assets and liabilities measured at fair value in the fair value hierarchy (including those assets and liabilities which are not recorded at fair value but for which fair value is disclosed). The guidance is effective for the Partnership's interim and annual reporting periods beginning after December 15, 2011. The adoption of this newly issued guidance did not have a material impact on the Partnership's consolidated financial statements.

In June 2011, the FASB amended guidance on the presentation of comprehensive income in financial statements.  The new guidance allows entities to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements, and removes the current option to report other comprehensive income and its components in the statement of changes in equity.  Under the two-statement approach, an entity is required to present components of net income and total net income in the statement of net income.  The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments in this update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In January 2012, the FASB deferred the effective date for changes in the above guidance that relate to the presentation of reclassification adjustments out of Accumulated Other Comprehensive Income. The adoption of this guidance did not have a material impact on the Partnership's consolidated financial statements.

In September 2011, the FASB amended guidance on the procedure for testing goodwill for impairment. The amended guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The amended guidance will have no impact on the Partnership's consolidated financial statements.

New accounting standards not yet adopted

In December 2011, the FASB amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Adoption of this amended guidance will result in additional disclosures in the financial statements of the Partnership.

SEGMENTAL INFORMATION	6 Months Ended
Jun. 30, 2012
SEGMENTAL INFORMATION [Abstract]
SEGMENTAL INFORMATION

5.                                      SEGMENTAL INFORMATION

The Partnership has not presented segmental information as the Partnership considers that it operates in one reportable segment, the LNG market. During the three and six months ended June 30, 2012 and 2011, the Partnership's fleet operated under time charters and in particular with four charterers, Petrobras, DUSUP, Pertamina and BG Group plc. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide except for the Partnership's FSRUs which operate at specific locations. Accordingly, the Partnership's management, including the chief operating decision makers, does not evaluate the Partnership's performance either according to customer or geographical region.

For the three and six months ended June 30, 2012 and 2011, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2012		2011		2012		2011
Petrobras	23,810	46%	23,611	47%	47,249	46%	46,011	46%
DUSUP	12,018	24%	11,364	22%	24,035	24%	23,145	23%
Pertamina	9,353	18%	9,704	19%	18,384	18%	18,985	19%
BG Group plc	6,302	12%	6,203	12%	12,603	12%	12,410	12%

OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET

6.                                      OTHER FINANCIAL ITEMS

Other financial items comprise of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Unrealized (mark-to-market) (losses) for interest rate swaps	(1,126)	(4,938)	(441)	(2,691)
Realized (losses) — interest rate swap settlements	(1,201)	(1,263)	(2,369)	(2,368)
Mark-to-market adjustment for currency swap derivatives	(1,963)	(258)	1,117	3,314
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	2,276	(268)	(1,413)	(3,519)
Foreign exchange loss on operations	(84)	(112)	(354)	(1,332)
Other	(409)	(342)	(680)	(629)
	(2,507)	(7,181)	(4,140)	(7,225)

DEBT AND OBLIGATIONS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2012
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

7.                                      DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

As of June 30, 2012 and December 31, 2011, the Partnership had total long-term debt outstanding of $598.3 million and $622.9 million, respectively.

The Partnership's capital lease obligations as of June 30, 2012 and December 31, 2011 were $269.4 million and $268.1 million, respectively.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS

8.                                      FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, the Partnership may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  The Partnership has entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure.  The Partnership does not hold or issue instruments for speculative or trading purposes.  The counterparties to such contracts are major banking and financial institutions.  Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however the Partnership does not anticipate non-performance by any of its counterparties.

The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.  Certain interest rate swap agreements qualify and are designated for accounting purposes as cashflow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.

Fair values

The Partnership recognizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of the Partnership's financial instruments at June 30, 2012 and December 31, 2011 are as follows:

		At June 30, 2012		At December 31, 2011
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	47,081	47,081	45,962	45,962
Restricted cash andshort-term investments	Level 1	167,054	167,054	164,774	164,774
Long-term debt — floating (1)	Level 2	375,947	375,947	400,574	400,574
Long-term debt — fixed (1)	Level 2	222,310	220,355	222,310	219,966
Obligations under capital leases (1)	Level 2	269,368	269,368	268,080	268,080

Derivatives:
Interest rate swaps liability (2) (3)	Level 2	26,996	26,996	26,534	26,534
Foreign currency swaps liability (2) (4)	Level 2	26,614	26,614	27,732	27,732

(1)          The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated and combined balance sheets.

(2)          Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3)          The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of June 30, 2012 and December 31, 2011 was a liability of $8.7 million (with a notional amount of $247.0 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018. Accordingly, for the six months ended June 30, 2012 and 2011, a $0.02 million loss and a $0.5 million gain, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(4)          As of June 30, 2012, the Partnership has a foreign currency forward contract:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
British Pounds	59,271	108,941	2032	1.8380

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

The carrying values of cash and cash equivalents, which are highly liquid, are considered to be a reasonable estimate of fair value.

The estimated fair value for restricted cash and short-term investments is considered to be equal to the carrying value since they are placed for periods of less than six months.  The estimated fair value for long-term restricted cash is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

The estimated fair value for floating long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or six monthly basis.

The estimated fair value of the fixed rate long-term debt is estimated using discounted cash flow analyses based on the rate of a U.S. Treasury bond for a term similar to the maturity date of the underlying debt.

The estimated fair values for obligations under capital leases are considered to be equal to the carrying value since they bear interest at rates which are reset on a quarterly basis.

The fair value of the Partnership's derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and the creditworthiness of the Partnership and its swap counterparties.  The mark-to-market gain or loss on the Partnership's interest rate and foreign currency swaps that are not designated as hedges for accounting purposes for the period is reported in the statement of operations caption "other financial items, net" (see note 6).

As of June 30, 2012, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	454,206	2013- 2018	0.92% to 5.04%

At June 30, 2012, the notional principal amount of the debt and capital lease obligations outstanding subject to such swap agreements was $454.2 million (December 31, 2011: $465.9 million).

Hedging

The impact of ineffectiveness is immaterial for the three months and six months ended June 30, 2012.  There are also no material amounts currently held in Accumulated Other Comprehensive Income in relation to hedges which are expected to be reclassified into earnings within the next twelve months.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

9.             RELATED PARTY TRANSACTIONS

Historically, the Combined Entity and the Dropdown Predecessor were an integrated part of Golar. As such, the Bermudan and London office locations of Golar have provided general and corporate management services for the Combined Entity and Dropdown Predecessor as well as other Golar entities and operations. Consequently, for the purpose of the combined statement of operations this includes allocations for administrative expenses, pension costs and other financial items as described in note 2 which are excluded from the disclosures below:

Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Transactions with Golar and affiliates:

Management and administrative services fees (a)	701	526	1,323	526
Ship management fees (b)	793	774	1,586	1,548
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze) (c)	3,793	—	7,586	—
Total	5,287	1,300	10,495	2,074

Receivables (payables) from related parties:

As of June 30, 2012 and December 31, 2011 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2012	December 31, 2011
Trading balances due to Golar and affiliates (d)	1,392	3,076
Golar LNG vendor financing loan (for the Golar Freeze) (c)	(222,310)	(222,310)
	(220,918)	(219,234)

(a) Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

(b) Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(c) Golar LNG vendor financing loan for theGolar Freeze- In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a payment of $222.3 million due in October 2014.

(d) Trading balances - Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.

(e) $20 million revolving credit facility - On April 13, 2011, the Partnership entered into a $20 million revolving credit facility with Golar.  The facility matures in December 2014 and is unsecured and interest-free. As of June 30, 2012 and December 31, 2011, the Partnership had not borrowed under the facility.

(f)  Dividends to China Petroleum Corporation - During the three months and six months ended June 30, 2012 and 2011, Faraway Maritime Shipping Co., which is 60% owned by the Partnership and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $0.6 million and $1.2 million, and $1.0 million and $1.0 million, respectively.

Purchase options

Under the Omnibus Agreement signed on April 13, 2011, the Partnership has the right to purchase the vessels, the Golar Freeze and the NR Satu from Golar. In October 2011, the Partnership acquired the Golar Freeze from Golar.  In July 2012, the Partnership acquired the NR Satu from Golar for a purchase price of $385 million.  Further detail is provided in note 12.

Indemnifications and guarantees

Tax lease indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership in the event of any liabilities in excess of scheduled or final settlement amounts arising from certain leasing arrangements and the termination thereof.

Environmental and other indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership until April 13, 2016, against certain environmental and toxic tort liabilities with respect to the assets that Golar contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

In addition, pursuant to the Omnibus Agreement, Golar agreed to indemnify the Partnership for any defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to April 13, 2011, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 13, 2011.

Acquisition of Golar Freeze

Under the Purchase, Sale and Contribution Agreement entered into between Golar and the Partnership on October 19, 2011, Golar has agreed to indemnify the Partnership with respect to the Golar Freeze in the same manner described in the two paragraphs set forth above pursuant to the Omnibus Agreement.

OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES

10.          OTHER COMMITMENTS AND CONTINGENCIES

The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2012	At December 31, 2011
Book value of vessels secured against long-term loansand capital leases	835,103	853,055

EARNINGS PER UNIT AND CASH DISTRIBUTIONS	6 Months Ended
Jun. 30, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS

11.          EARNINGS PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2012	2011	2012	2011
Net income attributable to general partner and limited partner interests	19,829	18,236	39,284	42,083
Less: Dropdown Predecessor net income	—	(5,115)	—	(9,882)
Less: distributions paid (2)	(20,820)	—	(34,691)	—
(Over) undistributed earnings	(991)	13,121	4,593	32,201

Net income attributable to:
Common unitholders	12,810	8,904	24,622	18,677
Subordinated unitholders	6,622	3,955	13,876	12,880
General Partner	397	262	786	644

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	23,127	23,127	23,127	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	797	797	797	797

Earnings per unit (basic and diluted):
Common unitholders	$0.55	$0.39	$1.06	$0.81
Subordinated unitholders	$0.42	$0.25	$0.87	$0.81
General Partner	$0.50	$0.33	$0.99	$0.81

Cash distributions declared and paid in the period per unit (3):	$0.43	$—	$0.86	$—
Subsequent event: Cash distributions declared and paid per unit relating to the period (4):	$0.44	$0.33	$0.44	$0.33

(1)         Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2)         Subsequent cash distributions (paid in August 2012), relating to the quarter ended June 30, 2012, included in the calculations of earnings per unit were based on the number of units outstanding after the Partnership's follow-on equity offering.

(3)         Refers to cash distribution declared and paid during the period.

(4)         Refers to cash distribution declared and paid subsequent to the period end.

As of June 30, 2012, of the Partnership's total number of units outstanding, 35% were held by the public and the remaining units were held by Golar (including the General Partner's 2% interest).

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any earnings in excess of distributions are allocated to partnership units based upon the cash distributions guidelines in the Partnership's First Amended and Restated Agreement of Limited Partnership (the "Partnership Agreement"). Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners' capital accounts. The resulting earnings figure is divided by the weighted-average number of units outstanding during the period. For the periods presented prior to April 13, 2011, such units are deemed equal to the common and subordinated units received by Golar.

The General Partner's, common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Partnership's board of directors to provide for the proper conduct of the Partnership's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Partnership Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3850 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3850 per unit or $1.54 unit per unit on an annualized basis and is made in the following manner, during the subordination period:

·                 First, 98% to the common unitholders, pro rata, and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.3850;

·                 Second, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

·                 Third, 98% to the holders of subordinated units, pro rata, and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.3850.

In addition, the General Partner currently holds all of the incentive distribution rights in the Partnership.  Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter:

·                 the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

·                  the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the General Partner in the following manner:

·                 first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unitholder receives a total of $0.4428 per unit for that quarter (the "first target distribution");

·                 second, 85.0% to all unitholders, pro rata, 2.0% to the General Partner and 13.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4813 per unit for that quarter (the "second target distribution");

·                 third, 75.0% to all unitholders, pro rata, 2.0% to the General Partner and 23.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5775 per unit for that quarter (the "third target distribution"); and

·                 thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the General Partner maintains its 2.0% general partner interest and that the Partnership does not issue additional classes of equity securities.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

12.          SUBSEQUENT EVENTS

On July 11, 2012, the Partnership sold 6,325,000 common units (including 825,000 common units sold pursuant to the exercise of the overallotment option granted to the underwriters) of the Partnership to the public at a price of $30.95 per unit, raising gross public proceeds of $195.8 million (before underwriting discounts and commissions and estimated offering expenses). Golar GP LLC, the Partnership's general partner, contributed an additional $4.6 million to the Partnership to maintain its 2.0% general partner interest in the Partnership.  Concurrently with the closing of the public offering, the Partnership also sold 969,305 common units to Golar in a private placement at a price of $30.95 per unit.  The gross proceeds (less underwriting discounts and commissions and estimated offering expenses) from the public offering, the private placement and our general partner's contribution to maintain its 2% general partner interest were an aggregate of approximately $223 million.

On July 19, 2012, the Partnership acquired the entities that own and operate the FSRU, the Nusantara Regas Satu ("NR Satu"), from Golar for a purchase price of $385 million. The NR Satu is operating under a long-term contract with PT Nusantara Regas ("Nusantara Regas") with an initial term expiring at the end of 2022. Nusantara Regas has the right to extend the charter term for up to an additional three years. The NR Satu acquisition was financed by the proceeds of the Partnership's recent equity offering, which closed on July 16, 2012, cash on hand and vendor financing from Golar in the amount of $155 million. The loan from Golar to the Partnership is unsecured, non-amortizing, has a term of three years and bears interest at 6.75% per annum. The Partnership expects to refinance the loan from Golar with bank financing in the near future.

On July 25, 2012, the Board of Directors of the Partnership declared a quarterly cash distribution of $0.44 per unit in respect of the three months ended June 30, 2012. This cash distribution, amounting to $20.8 million was paid on August 15, 2012 to all unitholders of record as of the close of business on August 3, 2012.

ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTING POLICIES [Abstract]
Summary of Allocated Costs Included in Financial Statements

The condensed consolidated and combined carve-out financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor (Golar Freeze).  Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers.  These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Administrative expenses	—	411	—	1,783
Pension costs	—	46	—	330
Net financial expenses (income)	—	520	—	584
	—	977	—	2,697

Liabilities Eliminated from Partnership

Included in the Combined Entity's equity prior to April 13, 2011, are net liabilities of $14.9 million relating to certain assets and liabilities of the Golar Spirit that were carved out, since they were readily separable and identifiable within the books of Golar. However, these amounts have been retained by Golar and have not been transferred to the Partnership and, therefore, have been eliminated from the Partnership's opening equity position as of April 13, 2011. Details of the net liabilities eliminated are as follows:

(in thousands of $)
Balance Sheet captions:
Other non-current assets	12,007
Other long-term liabilities	(26,863)
14,856

SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTAL INFORMATION [Abstract]
Revenue by Major Customer

For the three and six months ended June 30, 2012 and 2011, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2012		2011		2012		2011
Petrobras	23,810	46%	23,611	47%	47,249	46%	46,011	46%
DUSUP	12,018	24%	11,364	22%	24,035	24%	23,145	23%
Pertamina	9,353	18%	9,704	19%	18,384	18%	18,985	19%
BG Group plc	6,302	12%	6,203	12%	12,603	12%	12,410	12%

OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other Financial Items

Other financial items comprise of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Unrealized (mark-to-market) (losses) for interest rate swaps	(1,126)	(4,938)	(441)	(2,691)
Realized (losses) — interest rate swap settlements	(1,201)	(1,263)	(2,369)	(2,368)
Mark-to-market adjustment for currency swap derivatives	(1,963)	(258)	1,117	3,314
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	2,276	(268)	(1,413)	(3,519)
Foreign exchange loss on operations	(84)	(112)	(354)	(1,332)
Other	(409)	(342)	(680)	(629)
	(2,507)	(7,181)	(4,140)	(7,225)

FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments

The carrying value and estimated fair value of the Partnership's financial instruments at June 30, 2012 and December 31, 2011 are as follows:

		At June 30, 2012		At December 31, 2011
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	47,081	47,081	45,962	45,962
Restricted cash andshort-term investments	Level 1	167,054	167,054	164,774	164,774
Long-term debt — floating (1)	Level 2	375,947	375,947	400,574	400,574
Long-term debt — fixed (1)	Level 2	222,310	220,355	222,310	219,966
Obligations under capital leases (1)	Level 2	269,368	269,368	268,080	268,080

Derivatives:
Interest rate swaps liability (2) (3)	Level 2	26,996	26,996	26,534	26,534
Foreign currency swaps liability (2) (4)	Level 2	26,614	26,614	27,732	27,732

(1)          The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated and combined balance sheets.

(2)          Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3)          The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of June 30, 2012 and December 31, 2011 was a liability of $8.7 million (with a notional amount of $247.0 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018. Accordingly, for the six months ended June 30, 2012 and 2011, a $0.02 million loss and a $0.5 million gain, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(4)          As of June 30, 2012, the Partnership has a foreign currency forward contract:

Foreign Currency Forward Contract

(4)          As of June 30, 2012, the Partnership has a foreign currency forward contract:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
British Pounds	59,271	108,941	2032	1.8380

Interest Rate Swap Transactions

As of June 30, 2012, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	454,206	2013- 2018	0.92% to 5.04%

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2012	2011	2012	2011
Transactions with Golar and affiliates:

Management and administrative services fees (a)	701	526	1,323	526
Ship management fees (b)	793	774	1,586	1,548
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze) (c)	3,793	—	7,586	—
Total	5,287	1,300	10,495	2,074

Receivables (payables) from related parties:

As of June 30, 2012 and December 31, 2011 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2012	December 31, 2011
Trading balances due to Golar and affiliates (d)	1,392	3,076
Golar LNG vendor financing loan (for the Golar Freeze) (c)	(222,310)	(222,310)
	(220,918)	(219,234)

(a) Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.

(b) Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(c) Golar LNG vendor financing loan for theGolar Freeze- In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a payment of $222.3 million due in October 2014.

(d) Trading balances - Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.

(e) $20 million revolving credit facility - On April 13, 2011, the Partnership entered into a $20 million revolving credit facility with Golar.  The facility matures in December 2014 and is unsecured and interest-free. As of June 30, 2012 and December 31, 2011, the Partnership had not borrowed under the facility.

(f)  Dividends to China Petroleum Corporation - During the three months and six months ended June 30, 2012 and 2011, Faraway Maritime Shipping Co., which is 60% owned by the Partnership and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $0.6 million and $1.2 million, and $1.0 million and $1.0 million, respectively.

OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases [Text Block]	Assets Pledged
(in thousands of $)	At June 30, 2012	At December 31, 2011
Book value of vessels secured against long-term loansand capital leases	835,103	853,055

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit

The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2012	2011	2012	2011
Net income attributable to general partner and limited partner interests	19,829	18,236	39,284	42,083
Less: Dropdown Predecessor net income	—	(5,115)	—	(9,882)
Less: distributions paid (2)	(20,820)	—	(34,691)	—
(Over) undistributed earnings	(991)	13,121	4,593	32,201

Net income attributable to:
Common unitholders	12,810	8,904	24,622	18,677
Subordinated unitholders	6,622	3,955	13,876	12,880
General Partner	397	262	786	644

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	23,127	23,127	23,127	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	797	797	797	797

Earnings per unit (basic and diluted):
Common unitholders	$0.55	$0.39	$1.06	$0.81
Subordinated unitholders	$0.42	$0.25	$0.87	$0.81
General Partner	$0.50	$0.33	$0.99	$0.81

Cash distributions declared and paid in the period per unit (3):	$0.43	$—	$0.86	$—
Subsequent event: Cash distributions declared and paid per unit relating to the period (4):	$0.44	$0.33	$0.44	$0.33

(1)         Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2)         Subsequent cash distributions (paid in August 2012), relating to the quarter ended June 30, 2012, included in the calculations of earnings per unit were based on the number of units outstanding after the Partnership's follow-on equity offering.

(3)         Refers to cash distribution declared and paid during the period.

(4)         Refers to cash distribution declared and paid subsequent to the period end.

GENERAL (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Apr. 12, 2011	Sep. 30, 2008
Entity Listings [Line Items]
Common partnership units sold (in units)	13,800,000
Proceeds from issuance of common units in IPO offering	$ 310.5
Number of vessels, partnership interest	4
Golar LNG Partners LP [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)	100.00%	60.00%
Common partnership units sold (in units)	13,800,000
Proceeds from issuance of common units in IPO offering	$ 310.5
Golar LNG Partners LP [Member] | Limited Partner [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)	23,127,254
Limited partners ownership interest (in hundredths)	98.00%
Golar LNG Partners LP [Member] | Limited Partner [Member] | Subordinated Units [Member]
Entity Listings [Line Items]
Limited Partners' capital account units issued (in shares)	15,949,831
Golar LNG Partners LP [Member] | General Partner [Member] | Common Units [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	2.00%
Golar LNG Partners LP [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	81.00%
Golar Energy [Member] | General Partner [Member] | Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Limited partners ownership interest (in hundredths)	19.00%

ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 12, 2011
ACCOUNTING POLICIES [Abstract]
Number of Vessels	4		4
Allocated costs included in financials [Abstract]
Administrative expenses	$ 0	$ 411	$ 0	$ 1,783
Pension costs	0	46	0	330
Net financial expenses (income)	0	520	0	584
Total Allocated costs included in the accompanying financials	0	977	0	2,697
Balance Sheet captions [Abstract]
Other non-current assets					12,007
Other long-term liabilities					(26,863)
Net liabilities eliminated in financials					$ 14,856

FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		3 Months Ended		3 Months Ended			3 Months Ended
	Apr. 12, 2011	Jun. 30, 2012	Apr. 12, 2011 Golar LNG Partners LP [Member]	Sep. 30, 2008 Golar LNG Partners LP [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Common Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] Limited Partner [Member] Subordinated Units [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] General Partner [Member] Common Units [Member]	Jun. 30, 2012 Golar LNG Partners LP [Member] General Partner [Member] Incentive Distribution Rights [Member]	Apr. 12, 2011 Golar LNG Partners LP [Member] General Partner [Member] Incentive Distribution Rights [Member]	Apr. 12, 2011 Golar Energy [Member] General Partner [Member] Incentive Distribution Rights [Member]
Entity Listings [Line Items]
Ownership interest in subsidiary contributed to partnership (in hundredths)			100.00%	60.00%
Limited Partners' capital account units issued (in shares)						23,127,254	15,949,831
General partners' capital account units issued (in shares)								797,492
Limited partners ownership interest (in hundredths)					98.00%	98.00%		2.00%		81.00%	19.00%
General partner ownership interest (in hundredths)								2.00%
Cash partnership distribution per quarter (in dollars per share)									$ 0.4428
Common partnership units sold (in units)	13,800,000		13,800,000
Common units granted on exercise of the overallotment option granted (in shares)			1,800,000
IPO price per share (in dollars per share)			$ 22.5
Proceeds from issuance of common units in IPO offering	$ 310.5		$ 310.5
Maximum borrowing capacity	$ 20	$ 20

RECENTLY ISSUED ACCOUNTING STANDARDS (Details)	6 Months Ended
Jun. 30, 2012
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
Minimum likelihood percentages for goodwill impairment test (in hundredths)	50.00%

SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
SEGMENTAL INFORMATION [Abstract]
Number of reportable segments			1
Number of charterers			4
Benchmark percentage of revenue for major customer (in hundredths)			10.00%
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 23,810	$ 23,611	$ 47,249	$ 46,011
Revenue from major customer (in hundredths)	46.00%	47.00%	46.00%	46.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	12,018	11,364	24,035	23,145
Revenue from major customer (in hundredths)	24.00%	22.00%	24.00%	23.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	9,353	9,704	18,384	18,985
Revenue from major customer (in hundredths)	18.00%	19.00%	18.00%	19.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 6,302	$ 6,203	$ 12,603	$ 12,410
Revenue from major customer (in hundredths)	12.00%	12.00%	12.00%	12.00%

OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OTHER FINANCIAL ITEMS, NET [Abstract]
Unrealized (mark-to-market) (losses) for interest rate swaps	$ (1,126)	$ (4,938)	$ (441)	$ (2,691)
Realized (losses) - interest rate swap settlements	(1,201)	(1,263)	(2,369)	(2,368)
Mark-to-market adjustment for currency swap derivatives	(1,963)	(258)	1,117	3,314
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	2,276	(268)	(1,413)	(3,519)
Foreign exchange loss on operations	(84)	(112)	(354)	(1,332)
Other	(409)	(342)	(680)	(629)
Total other financial items	$ (2,507)	$ (7,181)	$ (4,140)	$ (7,225)

DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
Total long term debt	$ 598.3	$ 622.9
Capital lease obligations	$ 269.4	$ 268.1

FINANCIAL INSTRUMENTS (Details)	6 Months Ended						6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2011 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2011 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2012 Currency Rate Swaps [Member] USD ($)	Jun. 30, 2012 Currency Rate Swaps [Member] GBP (£)	Jun. 30, 2012 Carrying Value [Member] USD ($)		Dec. 31, 2011 Carrying Value [Member] USD ($)		Jun. 30, 2012 Fair Value [Member] Level 1 [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] Level 1 [Member] USD ($)	Jun. 30, 2012 Fair Value [Member] Level 2 [Member] USD ($)		Dec. 31, 2011 Fair Value [Member] Level 2 [Member] USD ($)
Non-Derivatives [Abstract]
Cash and cash equivalents									$ 47,081,000		$ 45,962,000		$ 47,081,000	$ 45,962,000
Restricted cash and short-term investments									167,054,000		164,774,000		167,054,000	164,774,000
Long-term debt - floating									375,947,000	[1]	400,574,000	[1]			375,947,000	[1]	400,574,000	[1]
Long-term debt - fixed									222,310,000	[1]	222,310,000	[1]			220,355,000	[1]	219,966,000	[1]
Obligations under capital leases									269,368,000	[1]	268,080,000	[1]			269,368,000	[1]	268,080,000	[1]
Derivatives [Abstract]
Interest rate swaps liability									26,996,000	[2],[3]	26,534,000	[2],[3]			26,996,000	[2],[3]	26,534,000	[2],[3]
Foreign currency swaps liability									26,614,000	[2],[4]	27,732,000	[2],[4]			26,614,000	[2],[4]	27,732,000	[2],[4]
Maximum period in restricted cash and short-term investments	6 months
Reset basis of variable interest rates for floating long-term debt	on a quarterly or six monthly basis
Derivative [Line Items]
Fair value/ carrying value of interest rate swap agreements				8,700,000		8,400,000
Notional amount of interest rate swap agreements				247,000,000		254,100,000	108,941,000	59.271
Notional value				454,206,000		465,900,000
Maturity dates		Nov 30, 2013	Mar 31, 2018				Dec 31, 2032	Dec 31, 2032
Gain (loss) accounted for as a change in other comprehensive income				$ 20,000	$ 500,000
Average forward rate USD foreign currency							1.838	1.838
Fixed interest rates (in hundredths)		0.92%	5.04%

[1]	The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated and combined balance sheets.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of June 30, 2012 and December 31, 2011 was a liability of $8.7 million (with a notional amount of $247.0 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018. Accordingly, for the six months ended June 30, 2012 and 2011, a $0.02 million loss and a $0.5 million gain, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.
[4]	As of June 30, 2012, the Partnership has a foreign currency forward contract: Notional amountAverage forward rate Instrument (in thousands)Receiving in foreign currencyPay in USDMaturity datesUSD foreign currency Currency rate swaps: British Pounds 59,271108,94120321.8380

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Apr. 12, 2011
Transactions with Golar and affiliates [Abstract]:
Management and administrative services fees	$ 701,000	[1]	$ 526,000	[1]	$ 1,323,000	[1]	$ 526,000	[1]
Ship management fees	793,000	[2]	774,000	[2]	1,586,000	[2]	1,548,000	[2]
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze)	3,793,000	[3]	0	[3]	7,586,000	[3]	0	[3]
Total	5,287,000		1,300,000		10,495,000		2,074,000
Receivables payables from related parties [Abstract]
Trading balances due to Golar and affiliates	1,392,000				1,392,000				3,076,000
Golar LNG vendor financing loan (for the Golar Freeze)	(222,310,000)	[3]			(222,310,000)	[3]			(222,310,000)	[3]
Due from (to) related party	(220,918,000)				(220,918,000)				(219,234,000)
Required notice for termination of management service agreement					120 days
Financing loan agreement					222,300,000
Interest rate of financing arrangement (in hundredths)	6.75%				6.75%
Revolving credit facility	20,000,000				20,000,000						20,000,000
Revolving credit facility maturity date					Dec 31, 2014
Dividends paid to noncontrolling interest					1,199,000		1,000,000
Purchase options [Abstract]
Amount purchased under purchase option					385,000,000
Environmental and other indemnifications [Abstract]
Environmental claims indemnification deductible	500,000				500,000
Environmental claims indemnification liabilities maximum					5,000,000
Golar Management [Member]
Receivables payables from related parties [Abstract]
Management and administrative services agreement, management fee percentage (in hundredths)					5.00%
China Petroleum Corporation [Member]
Receivables payables from related parties [Abstract]
Percentage ownership in subsidiary (in hundredths)	60.00%				60.00%
Noncontrolling interest percentage in subsidiary (in hundredths)	40.00%				40.00%
Dividends paid to noncontrolling interest	$ 600,000		$ 1,000,000		$ 1,200,000		$ 1,000,000

[1]	Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management's costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days written notice.
[2]	Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership's vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[3]	Golar LNG vendor financing loan for theGolar Freeze- In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility is unsecured and bears interest at a fixed rate of 6.75% per annum payable quarterly. The loan is non-amortizing with a payment of $222.3 million due in October 2014.

OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets Pledged [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 835,103	$ 853,055

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to general partner and limited partner interests	$ 19,829		$ 18,236		$ 39,284		$ 42,083
Less: Dropdown Predecessor net income	0		(5,115)		0		(9,882)
Less: distributions paid	(20,820)	[1]	0	[1]	(34,691)	[1]	0	[1]
(Over) undistributed earnings	(991)		13,121		4,593		32,201
Net income attributable to [Abstract]
Common unitholders	12,810		8,904		24,622		18,677
Subordinated unitholders	6,622		3,955		13,876		12,880
General Partner	$ 397		$ 262		$ 786		$ 645
Weighted average units outstanding (basic and diluted) [Abstract]
Common unitholders (in units)	23,127		23,127		23,127		23,127
Subordinated unitholders (in units)	15,949		15,949		15,949		15,949
General Partner (in units)	797		797		797		797
Earnings per unit (basic and diluted) [Abstract]
Common unitholders (in dollars per unit)	$ 0.55		$ 0.39		$ 1.06		$ 0.81
Subordinated unitholders (in dollars per unit)	$ 0.42		$ 0.25		$ 0.87		$ 0.81
General Partner (in dollars per unit)	$ 0.5		$ 0.33		$ 0.99		$ 0.81
Cash distributions declared and paid in the period per unit: (in dollars per unit)	$ 0.43	[2]	$ 0	[2]	$ 0.86	[2]	$ 0	[2]
Subsequent event: Cash distributions declared and paid per unit relating to the period: (in dollars per unit)	$ 0.44	[3]	$ 0.33	[3]	$ 0.44	[3]	$ 0.33	[3]
Distribution Made to Member or Limited Partner [Line Items]
Partnership's total number of units outstanding (in hundredths)	35.00%				35.00%
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54				$ 1.54
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
First distribution to minimum distribution point and or any arrearages due [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.385				$ 0.385
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member] | Minimum [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.385				$ 0.385
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428				$ 0.4428
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	98.00%				98.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813				$ 0.4813
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	85.00%				85.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%				13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775				$ 0.5775
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	75.00%				75.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%				23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	50.00%				50.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%				48.00%

[1]	Subsequent cash distributions (paid in August 2012), relating to the quarter ended June 30, 2012, included in the calculations of earnings per unit were based on the number of units outstanding after the Partnership's follow-on equity offering.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.

SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended
	Apr. 12, 2011	Jul. 25, 2012 Dividend Declared [Member]	Jul. 19, 2012 Nusantara Regas Satu [Member]	Jul. 11, 2012 Issuance of Equity [Member]
Subsequent Event [Line Items]
Common partnership units sold (in units)	13,800,000			6,325,000
Options granted to underwriters due to overallotment (in units)				825,000
Public offering price per share (in dollars per share)				$ 30.95
Proceeds from issuance of partnership units				$ 195.8
General partner contribution				4.6
Percentage ownership maintained by General Partnership (in hundredths)				2.00%
Common partnership units sold in private placement (in units)				969,305
Private offering price per share (in dollars per share)				$ 30.95
Gross proceeds from sale of units				223
Business acquisition purchase price			385
Financing attributable to acquisition			155
Term of acquisition financing arrangement			3 years
Interest rate of financing arrangement (in hundredths)			6.75%
Date of dividends declaration		Jul 25, 2012
Cash distribution (in dollars per share)		$ 0.44
Cash distribution payable		$ 20.8
Date of payment of cash distribution		Aug 15, 2012
Date of record of cash distribution		Aug 3, 2012